Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 28, 2013 M
Derivative [Line Items]
Maximum length of time hedged forecasted transactions, months	18 months
Maximum length of time hedged undesignated positions, months	18
Grain [Member]
Derivative [Line Items]
Cash flow hedge gain (loss) to be reclassified within twelve months	$ (7)
Foreign Currency [Member]
Derivative [Line Items]
Cash flow hedge gain (loss) to be reclassified within twelve months	$ 1